ACCRUED EXPENSES	6 Months Ended
Jun. 30, 2017
Payables and Accruals [Abstract]
ACCRUED EXPENSES
ACCRUED EXPENSES
Accrued expenses consisted of the following:

	December 31, 2016	December 31, 2015
Inventory-related accruals	$810,027	$548,800
Inventory intermediation arrangements	225,524	252,380
Accrued transportation costs	89,830	91,546
Excise and sales tax payable	86,046	34,129
Renewable energy credit and emissions obligations	70,158	19,472
Accrued utilities	44,190	25,192
Accrued interest	28,934	22,313
Accrued construction in progress	33,610	7,400
Accrued salaries and benefits	17,466	61,011
Customer deposits	9,215	20,395
Environmental liabilities	8,882	2,178
Other	38,847	32,619
Total accrued expenses	$1,462,729	$1,117,435

The Company has the obligation to repurchase certain intermediates and finished products that are held in the Company’s refinery storage tanks at the Delaware City and Paulsboro refineries in accordance with the A&R Intermediation Agreements with J. Aron. As of December 31, 2016 and December 31, 2015, a liability is recognized for the inventory supply and intermediation arrangements and is recorded at market price for the J. Aron owned inventory held in the Company's storage tanks under the A&R Intermediation Agreements, with any change in the market price being recorded in cost of sales.
The Company is subject to obligations to purchase Renewable Identification Numbers ("RINs") required to comply with the Renewable Fuels Standard. The Company's overall RINs obligation is based on a percentage of domestic shipments of on-road fuels as established by the Environmental Protection Agency ("EPA"). To the degree the Company is unable to blend the required amount of biofuels to satisfy its RINs obligation, RINs must be purchased on the open market to avoid penalties and fines. The Company records its RINs obligation on a net basis in Accrued expenses when its RINs liability is greater than the amount of RINs earned and purchased in a given period and in Prepaid expenses and other current assets when the amount of RINs earned and purchased is greater than the RINs liability. In addition, the Company is subject to obligations to comply with federal and state legislative and regulatory measures to address environmental compliance and greenhouse gas and other emissions, including AB 32 in California. These requirements include incremental costs to operate and maintain our facilities as well as to implement and manage new emission controls and programs, which have contributed to the increase in accrued environmental liabilities and emission obligations following the Torrance Acquisition.
ACCRUED EXPENSES
Accrued expenses consisted of the following:

	June 30, 2017	December 31, 2016
Inventory-related accruals	$778,746	$810,027
Inventory intermediation arrangements	233,455	225,524
Renewable energy credit and emissions obligations	172,331	70,158
Excise and sales tax payable	100,998	86,046
Accrued transportation costs	83,312	89,830
Accrued capital expenditures	75,711	33,610
Accrued refinery maintenance and support costs	32,326	28,670
Accrued utilities	28,914	44,190
Customer deposits	23,912	9,215
Accrued salaries and benefits	15,961	17,466
Accrued interest	9,047	28,934
Environmental liabilities	8,902	8,882
Other	30,685	10,177
Total accrued expenses	$1,594,300	$1,462,729

The Company has the obligation to repurchase certain intermediates and finished products that are held in the Company’s refinery storage tanks at the Delaware City and Paulsboro refineries in accordance with the A&R Intermediation Agreements with J. Aron. As of June 30, 2017 and December 31, 2016, a liability is recognized for the inventory intermediation arrangements and is recorded at market price for the J. Aron owned inventory held in the Company’s storage tanks under the A&R Inventory Intermediation Agreements, with any change in the market price being recorded in Cost of products and other.
The Company is subject to obligations to purchase Renewable Identification Numbers (“RINs”) required to comply with the Renewable Fuels Standard. The Company’s overall RINs obligation is based on a percentage of domestic shipments of on-road fuels as established by the Environmental Protection Agency (“EPA”). To the degree the Company is unable to blend the required amount of biofuels to satisfy its RINs obligation, RINs must be purchased on the open market to avoid penalties and fines. The Company records its RINs obligation on a net basis in Accrued expenses when its RINs liability is greater than the amount of RINs earned and purchased in a given period and in Prepaid expenses and other current assets when the amount of RINs earned and purchased is greater than the RINs liability. In addition, the Company is subject to obligations to comply with federal and state legislative and regulatory measures to address environmental compliance and greenhouse gas and other emissions, including AB32 in California. These requirements include incremental costs to operate and maintain our facilities as well as to implement and manage new emission controls and programs, which have contributed to the increase in accrued environmental liabilities and emission obligations following the Torrance Acquisition. Renewable energy credit and emissions obligations fluctuate with the volume of applicable product sales and timing of credit purchases.